Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued expenses
	2018	2017

Accrued board of director's fees	$200,000	$125,000
Accrued executive severance	136,000	118,000
Accrued outside services	115,118	165,427
Accrued related party	101,137	-
Accrued travel	58,993	39,926
Deferred rent	44,623	51,191
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	8,752	-
Accrued audit and tax preparation	-	73,800
Accrued legal and professional fees	-	61,890
Deferred revenue	-	13,317
Accrued other	11,007	11,399
	$689,280	$673,600